Consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Consolidated subsidiaries
Summary of subsidiaries and ownership interest

		Ownership interest
		As of	As of
		December 31,	December 31,
Subsidiary	Main activity	2022	2023
JSC QIWI (Russia)	Operation of electronic payment kiosks, holding company	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems, money transfers and Bank operations	100%	100%
QIWI Payments Services Provider Ltd (UAE) [1]	Operation of on-line payments	100%	—
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI-M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
QIWI Technologies LLC (Russia) (Note 6)	Software development	80%	100%
ROWI Factoring Plus LLC (Russia)	Factoring services to SME	51%	51%
ContactPay Solution (United Kingdom)	Operation of on-line payments	100%	100%
Rocket Universe LLC (Russia)	Software development	100%	100%
Billing Online Solutions LLC (Russia)	Software development	100%	100%
Flocktory Ltd (Cyprus)	Holding company	100%	100%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	100%	100%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	100%	100%
SETTE FZ-LLC (UAE)	Payment Services Provider	100%	100%
LALIRA DMCC (UAE)	Payment Services Provider	100%	100%
MFC Polet Finance LLC(Russia)	Retail financial services	100%	100%
QIWI Finance LLC (Russia)	Financing management	100%	100%
ROWI Tech LLC (Russia)	Software development	51%	51%
Flocktory LLC (Russia)	Research and development	100%	100%
Qiwi Lab LLC (Russia)	Software development	100%	100%
QIWI Payments LLC (Russia)	Software development	80%	100%
IntellectMoney LLC (Russia)	Software development	100%	100%
Managing Company “RealWeb” Ltd (Russia)	Management services	100%	100%
IA RealWeb Ltd (Russia)	Digital marketing	75%	75%
Sfera LLC (Russia)	Digital marketing	83%	83%
Centra Ltd (Russia)	Software development	100%	100%
Fusion Tech Ltd (Russia)[3]	Digital marketing	100%	—
De Vision Ltd (Russia)	Software development	75%	75%
Vailmobail LLC (Russia)	Digital marketing	75%	75%
Konversiya LLC (Russia)	Recruitment services	75%	75%
IA REAL WEB CJSC (Armenia)	Digital marketing	75%	75%
RW Consulting SIA (Latvia)[3]	Digital marketing	83%	—
RealWeb Latvia SIA (Latvia)[3]	Digital marketing	83%	—
IT LAB AND PAYMENTS FE LLC (Uzbekistan)	Software development	100%	100%
Epic Growth LLC (Russia)[2]	Digital marketing	—	83%
Data Go LLC (Russia)[2]	Software development	—	75%
Associate
Advanced Digital Applications Holding Ltd (BVI) (Note 6)	Operation of on-line payments	9.9%	12.6%
[1]	The Entity was liquidated during 2023
[2]	The entities were acquired in 2023 for insignificant consideration
[3]	The entities were sold in 2023 for insignificant consideration.